Schedule of Investments March 31, 2022 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.4%
Banks - 8.3%
Comerica	3,550	$321,027
First Bancorp	35,050	459,856
KeyCorp	20,400	456,552
SouthState	4,100	334,519
Synovus Financial	9,550	467,950
US Bancorp	7,000	372,050
		2,411,954
Consumer Discretionary - 1.3%
Darden Restaurants	2,800	372,260
Consumer Staples - 7.1%
Church & Dwight	2,550	253,419
Colgate-Palmolive	4,550	345,026
Hostess Brands *	20,400	447,576
Mondelez International, Class A	7,190	451,388
Nestle	2,260	293,980
Walgreens Boots Alliance	5,780	258,771
		2,050,160
Diversified Financial Services - 3.6%
Berkshire Hathaway, Class B *	1,570	554,069
Federated Hermes, Class B	14,300	487,058
		1,041,127
Energy - 4.3%
Hess	5,550	594,072
Pioneer Natural Resources	2,575	643,827
		1,237,899
Healthcare - 9.0%
Abbott Laboratories	1,785	211,273
AstraZeneca - ADR	4,410	292,559
Johnson & Johnson	1,750	310,152
Merck & Co.	9,650	791,783
NuVasive *	5,000	283,500
Pfizer	8,000	414,160
ZimVie *	13,800	315,192
		2,618,619
Industrials - 8.0%
Curtiss-Wright	3,000	450,480
Eaton	5,820	883,243
Pentair	4,750	257,498
Raytheon Technologies	4,150	411,140
Sensata Technologies Holding *	6,300	320,355
		2,322,716
Information Technology - 6.1%
FARO Technologies *	6,550	340,076
Leidos Holdings	3,500	378,070
Microsoft	1,100	339,141
Oracle	5,230	432,678
Paychex	2,150	293,410
		1,783,375

Insurance Brokers - 5.3%
Arthur J. Gallagher & Co.	3,500	611,100
Brown & Brown	12,930	934,451
		1,545,551
Life & Health Insurance - 4.2%
Globe Life	6,840	688,104
Voya Financial	8,100	537,435
		1,225,539

Materials - 4.5%
Agnico Eagle Mines	5,450	333,758
Axalta Coating Systems *	22,500	553,050
Louisiana-Pacific	6,620	411,235
		1,298,043
Property & Casualty Insurance - 5.1%
Fairfax Financial Holdings	550	299,601
First American Financial	4,475	290,069
Kemper	3,200	180,928
W.R. Berkley	5,700	379,563
White Mountains Insurance Group	290	329,510
		1,479,671
Real Estate - 3.0%
Four Corners Property Trust	11,848	320,370
Howard Hughes *	5,450	564,675
		885,045
Reinsurance - 4.6%
Alleghany *	346	293,062
Everest Re Group	1,550	467,139
RenaissanceRe Holdings	3,549	562,552
		1,322,753
Total Common Stocks
(Cost $14,745,634)		21,594,712

CONVERTIBLE BONDS - 19.0%	Par
Communication Services - 2.2%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	$640,118
Healthcare - 5.7%
BioMarin Pharmaceutical
0.599%, 08/01/2024	723,000	722,639
Ligand Pharmaceuticals
0.750%, 05/15/2023	514,000	499,544
NuVasive
0.375%, 03/15/2025	445,000	428,034
		1,650,217
Industrials - 3.3%
Chart Industries
1.000%, 11/15/2024 (a)	72,000	211,860
Kaman
3.250%, 05/01/2024	724,000	743,041
		954,901
Information Technology - 7.8%
Akamai Technologies
0.125%, 05/01/2025	435,000	571,590
0.375%, 09/01/2027	218,000	250,591

Palo Alto Networks
0.750%, 07/01/2023	297,000	695,128
Vishay Intertechnology
2.250%, 06/15/2025	742,000	739,255
		2,256,564
Total Convertible Bonds
(Cost $4,880,411)		5,501,800

EXCHANGE TRADED FUND - 1.1%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $300,609)	3,400	$311,984

SHORT-TERM INVESTMENT - 5.0%
First American Treasury Obligations Fund, Class X, 0.235%^
(Cost $1,462,898)	1,462,898	$1,462,898

Total Investments - 99.5%
(Cost $21,389,552)		$28,871,394
Other Assets and Liabilities, Net - 0.5%		$154,398
Total Net Assets - 100.0%		$29,025,792

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2022, the value of this investment was $851,978 or 2.9% of total net assets.
^	The rate shown is the seven-day yield effective March 31, 2022.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,594,712	$-	$-	$21,594,712
Convertible Bonds	-	5,501,800	-	5,501,800
Exchange Traded Fund	311,984	-	-	311,984
Short-Term Investment	1,462,898	-	-	1,462,898
Total Investments	$23,369,594	$5,501,800	$-	$28,871,394

Refer to each Fund's Schedule of Investments for further sector breakout.